Additional financial information - Other Noncurrent Liabilities (FY) (Details) - USD ($) $ in Millions		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liabilities for unrecognized tax benefits			$ 167	$ 186
Finance lease liabilities		$ 342	$ 312	$ 228
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Total Other noncurrent liabilities	Total Other noncurrent liabilities
Asset retirement obligations		235	$ 242	$ 245
Pension liabilities		235	235	259
Contract liabilities		349	341	268
Environmental remediation liabilities		58	54	64
Other	[1]		170	176
Total Other noncurrent liabilities		$ 1,606	$ 1,521	$ 1,426

[1]	Other noncurrent liabilities primarily consist of insurance claims reserves, employee-related liabilities other than pensions, contingent liabilities arising from business combinations, standard warranty reserves and long-term related-party derivative liabilities.